Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Emerging Growth Company

Emerging Growth Company: Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Use of estimates and uncertainty of the coronavirus pandemic

Use of estimates and uncertainty of the coronavirus pandemic: The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of expenses during the reporting period. The Company’s most significant estimates and judgments involve valuation of share-based compensation, including the fair value of common stock prior to the Business Combination, and the valuation of the convertible notes payable derivative liability. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial statements.

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared the coronavirus outbreak a pandemic. In mid-March 2020, U.S. State Governors, local officials and leaders outside of the U.S. began ordering various “shelter-in-place” orders, which have had various impacts on the U.S. and global economies. This has required greater use of estimates and assumptions in the preparation of the unaudited consolidated financial statements.

As the coronavirus pandemic continues to evolve, the Company believes the extent of the impact to its businesses, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration of the coronavirus pandemic, the pandemic’s impact on the U.S. and global economies and the timing, scope and effectiveness of federal, state and local governmental responses to the pandemic. Those primary drivers are beyond the Company’s knowledge and control, and as a result, at this time the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the coronavirus pandemic will have on its business, operating results, cash flows and financial condition, but it could be material if the current circumstances continue to exist for a prolonged period. Although the Company has made its best estimates based upon current information, actual results could materially differ from the estimates and assumptions developed by management. If so, the Company may be subject to future impairment charges as well as changes to recorded reserves and valuations.

Segment information

Segment information: ASC 280, Segment Reporting, defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as a single operating segment. The Company’s chief operating decision maker (“CODM”) is the chief executive officer, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM uses cash flows as the primary measure to manage the business and does not segment the business for internal reporting or decision making.

Concentration of supplier risk

Concentration of supplier risk: The Company is dependent on certain suppliers, the majority of which are single source suppliers, and the inability of these suppliers to deliver necessary components of the Company’s products in a timely manner at prices, quality levels and volumes that are acceptable, or the Company’s inability to efficiently manage these components from these suppliers, could have a material adverse effect on the Company’s business, prospects, financial condition and operating results.

Cash and cash equivalents

Cash and cash equivalents: The Company considers all highly liquid investments with a maturity date of 90 days or less at the time of purchase to be cash and cash equivalents only if in checking, savings or money market accounts. Cash and cash equivalents include cash held in banks and money market accounts. Cash equivalents are carried at cost, which approximates fair value.

The Company maintains cash in excess of federally insured limits at financial institutions. The Company makes such deposits with entities it believes are of high credit quality and has not incurred any losses related to these balances to date. Management believes its credit risk, with respect to the financial institutions to be minimal.

Accounts receivable

Accounts receivable: Accounts receivable are stated at a gross invoice amount, net of an allowance for doubtful accounts. The allowance for doubtful accounts is maintained at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of the anticipated impact of current economic conditions, changes in the character and size of the balance, past and expected future loss experience, among other pertinent factors. As of December 31, 2020 and 2019, there was no allowance for doubtful accounts required based on management’s evaluation.

Investments

Investments: The Company’s investments consist of corporate bonds, treasury securities and commercial paper, all of which are classified as held-to-maturity, with a maturity date of 36-months or less at the time of purchase. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such designation as of each balance sheet date. Investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. Interest on securities classified as held-to-maturity is included in investment income.

The Company uses the specific identification method to determine the cost basis of securities sold.

Investments are impaired when a decline in fair value is judged to be other-than-temporary. The Company evaluates an investment for impairment by considering the length of time and extent to which market value has been less than cost or amortized cost, the financial condition and near-term prospects of the issuer as well as specific events or circumstances that may influence the operations of the issuer and the Company’s intent to sell the security or the likelihood that it will be required to sell the security before recovery of the entire amortized cost. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income (expense) and a new costs basis in the investment is established.

Fair value measurements

Fair value measurements: ASC 820, Fair Value Measurements, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.

Level II: Significant other observable inputs other than level I prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

Level III: Significant unobservable inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques noted in ASC 820:

●	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

●	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

●	Income approach: Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing and excess earnings models)

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, investments, accounts payable, accrued expenses, contingent consideration liability, convertible notes payable derivative liability, warrant liabilities, and convertible notes payable. The carrying value of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximates fair value because of the short-term nature of those instruments. We estimate the fair value of our convertible notes payable using Level II and Level III inputs by discounting the future cash flows using current interest rates at which we could obtain similar borrowings in consideration of the estimated enterprise value of the Company. The fair value of corporate bonds, treasury securities and commercial paper are based on quoted prices for identical or similar instruments in markets that are not active. As a result, corporate bonds, treasury securities and commercial paper are classified within Level II of the fair value hierarchy. The fair value of the   Company’s public warrant liabilities are based on Level I inputs, while the fair value of the private warrants is determined using the trading price of the public warrants, a Level II input.

The Company’s assets and liabilities that are measured at fair value on a recurring basis include the Company’s contingent consideration liability, warrant liabilities, and convertible notes payable derivative liabilities (See Note 5).

Prepaid expenses and other current assets

Prepaid expenses and other current assets: Prepaid expenses and other current assets include prepaid insurance, prepaid rent, supplies, and amounts owed to the Company from the Company’s transfer agent (see Note 8) which are expected to be recognized, received or realized within the next 12 months.

Property and equipment, net

Property and equipment, net: Property and equipment, net is stated at cost less accumulated depreciation, or if acquired in a business combination, at fair value as of the date of acquisition. Depreciation is calculated using the straight-line method, based upon the following estimated useful lives:

Production machinery and equipment	2 to 7 years
Vehicles	3 to 7 years
Leasehold improvements	shorter of lease term or 7 years
Demo fleet systems	2 to 3 years
Furniture and fixtures	3 years
Computers and related equipment	3 to 7 years

Major renewals and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the consolidated statement of operations as a component of other (expense) income.

Intangible assets, net	Intangible assets, net: Intangible assets consist of developed technology and a non-compete agreement and are amortized over their estimated useful life which range from three to six years.
Impairment of long-lived assets

Impairment of long-lived assets: The Company reviews long-lived assets, including property and equipment and intangible assets with definite lives, for impairment whenever events or changes in circumstances indicate that an asset group’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analysis in accordance with ASC 360-10, Impairment or Disposal of Long-Lived Assets, which requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value.

Revenue

Revenue: The Company follows the five steps to recognize revenue from contracts with customers under ASC 606, Revenue from Contracts with Customers (“ASC 606”), which are:

●	Step 1: Identify the contract(s) with a customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when (or as) a performance obligation is satisfied

The Company intends to generate revenue from the sale of its hybrid and electrified drive systems for the long haul “Class 8” semi-tractors. However, since the Company is still in the pre-commercialization stage, it has not generated revenue from the sale of the products.

The Company did not enter into any agreement that meets the definition of a contract with a customer that would be accounted for under ASC 606 through December 31, 2020.

Leases

Leases:

Lessee: The Company determines if an arrangement is a lease at inception of the contract. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities, and operating lease liabilities, net of current portion in the accompanying consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of long-term debt, and long-term debt, net of current portion in the accompanying consolidated balance sheets.

ROU assets represent the Company’s right to use underlying assets for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the leases. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate the present value for lease payments is the Company’s incremental borrowing rate, which is determined based on information available at lease commencement and is equal to the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. The Company uses the implicit rate when readily determinable.

The Company has entered into operating leases for corporate offices having initial lease terms of one to eight years. The Company has entered into finance leases primarily for vehicles and equipment, having initial terms of three years.

The Company’s real estate leases may include one or more options to renew, with the renewal extending the lease term for an additional one to five years. The exercise of lease renewal option is at the Company’s sole discretion. In general, the Company does not consider renewal option to be reasonably likely to be exercised, therefore renewal option are generally not recognized as part of the ROU assets and lease liabilities. Lease costs for lease payments are recognized on a straight-line basis over the lease term, unless there is a transfer of title or purchase option reasonably certain to be exercised. The Company does not record operating leases with an initial term of twelve months or less (“short-term leases”) in the consolidated balance sheets.

The Company’s vehicle and equipment leases may include transfer rights or options to purchase at the end of the lease that the Company is reasonably certain to exercise. Interest expense is recognized using the effective interest rate method, and the ROU asset is amortized over the useful life of the underlying asset.

Lessor: The Company also enters into arrangements whereby space within the real estate is subleased. At the lease commencement date these subleases are recognized as operating leases. Operating leases are recognized on a straight-line basis over the lease term.

The Company has entered into various trial and evaluation agreements that contain an operating lease component that is within the scope of ASC 842, Leases (“ASC 842”). These agreements also contain non-lease components related to certain stand-ready services where control transfers over time over the same period and based on the same pattern as the lease component. Because the Company has determined the lease component is the most predominant component of the arrangement and the timing and pattern of transfer for the lease and non-lease components associated with the lease component are the same, the Company has decided to elect the practical expedient not to separate the lease and non-lease component and accounts for the entire arrangement under ASC 842.

The trial and evaluation agreements contain only variable payments not based on an index or rate as a result of refund provisions within those contracts. The Company records accounts receivable when the Company meets the criteria within the trial and evaluation agreements to invoice the lessee. In accordance with ASC 842, the Company recognizes variable lease payments as profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur, which will generally be the end of the trial period when the customer refund rights lapse. During the years ended December 31, 2020 and 2019, the Company has not recognized any lease income related to these trial and evaluation agreements either because the Company has not received any consideration from the lease contracts, or the uncertainty related to the consideration received has not been resolved.

Certain of the Company’s lessee and lessor lease agreements contain both lease and non-lease components, which are generally accounted for as a single lease component. Additionally, for certain vehicle leases, we apply a portfolio approach to effectively account for the finance lease ROU assets and liabilities.

Income taxes

Income taxes: The Company accounts for income taxes in accordance with ASC 740, Income Taxes, under which deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Due to the Company’s history of losses since inception, the net deferred tax assets have been fully offset by a valuation allowance as of December 31, 2020 and 2019. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement. For the years ended December 31, 2020 and 2019, there were no uncertain tax positions taken or expected to be taken in the Company’s tax returns.

Share-based compensation

Share-based compensation: The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation, under which shared based payments that involve the issuance of common stock to employees and nonemployees and meet the criteria for equity-classified awards are recognized in the financial statements as share-based compensation expense based on the fair value on the date of grant. The Company issues stock option awards and restricted stock awards to employees and nonemployees.

The Company utilizes the Black-Scholes model to determine the fair value of the stock option awards, which requires the input of subjective assumptions. These assumptions include estimating (a) the length of time grantees will retain their vested stock options before exercising them for employees and the contractual term of the option for nonemployees (“expected term”), (b) the volatility of the Company’s common stock price over the expected term, (c) expected dividends, and (d) the fair value of a share of common stock prior to the Business Combination. After the closing of the Business Combination, the Company’s board of directors determined the fair value of each share of common stock underlying stock-based awards based on the closing price of the Company’s common stock as reported by the NYSE on the date of grant. The Company has elected to recognize the adjustment to share-based compensation expense in the period in which forfeitures occur.

The assumptions used in the Black-Scholes model are management’s best estimates, but the estimates involve inherent uncertainties and the application of management judgment (see Note 9). As a result, if other assumptions had been used, the recorded share-based compensation expense could have been materially different from that depicted in the financial statements.

Research and development expense

Research and development expense: Research and development costs did not meet the requirements to be recognized as an asset as the associated future benefits were at best uncertain and there was no alternative future use at the time the costs were incurred. Research and development costs include, but are not limited to, outsourced engineering services, allocated facilities costs, depreciation on equipment utilized in research and development activities, internal engineering and development expenses, materials, and employee related expenses (including salaries, benefits, travel, and share-based compensation) related to development of the Company’s products and services.

Net income (loss) per share

Net income (loss) per share: Basic earnings (loss) per share (“EPS”) are computed by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted EPS attributable to common shareholders is computed by adjusting net income (loss) by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period. Potential common shares include shares issuable upon exercise of stock options and vesting of restricted stock awards (see Note 9). The number of potential common shares outstanding are calculated using the treasury stock or if-converted method.

Recent accounting pronouncements issued, not yet adopted

Recent accounting pronouncements issued, not yet adopted:

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held to replace the incurred loss model for financial assets measured at amortized cost and require entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2021, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.